PREFERRED SHARES - Narrative (Details) $ in Millions					12 Months Ended
	Nov. 28, 2025 $ / shares shares	Jun. 30, 2025 shares	Dec. 31, 2024 $ / shares shares	Oct. 31, 2024 shares	Dec. 31, 2025 $ / shares	Oct. 31, 2025 USD ($)
Junior Subordinated Notes Due October 2025 | Junior subordinated notes | TransCanada Trust
Class of Stock [Line Items]
Amount | $						$ 370
Series 2, Series 4, Series 6 and Series 10 Preferred Stock
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)			$ 25.50
Series 11
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)	$ 25.00				$ 0
Stock redeemed during period (in shares) | shares	10,000,000
Annual dividend ( in Canadian dollars per share)	$ 0.2094375				0
Series 3
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00
Annual dividend ( in Canadian dollars per share)					1.0255
Shares converted (in shares) | shares		104,778
Conversion ratio		1
Series 4
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00
Shares converted (in shares) | shares		1,822,829
Conversion ratio		1
Series 1
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00
Annual dividend ( in Canadian dollars per share)					1.23475
Shares converted (in shares) | shares			42,200
Conversion ratio			1
Series 2
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00
Shares converted (in shares) | shares			3,889,020
Conversion ratio			1
Series 9
Class of Stock [Line Items]
Redemption price per share (in Canadian dollars per share)					25.00
Annual dividend ( in Canadian dollars per share)					$ 1.27
Shares converted (in shares) | shares				1,297,203
Conversion ratio				1